LEASES - Carrying amounts of the lease liabilities and the movements (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 IDR (Rp)
LEASES
Balance	Rp 23,925	Rp 20,302
Accretion of interest	1,469	1,348
Additions (Note 36a)	7,443	10,424
Deductions	(8,345)	(8,149)
Balance	24,492	23,925
Current	(5,945)	(5,447)	$ (357)	Rp (5,458)
Non-current	Rp 18,547	Rp 18,478	$ 1,112	Rp 14,844